                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
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                              MFS SERIES TRUST II
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Emerging Growth Fund

8/31/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
COMMON STOCKS - 98.2%
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AEROSPACE - 2.7%
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Lockheed Martin Corp.                                                                              498,800         $   41,200,880
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United Technologies Corp.                                                                          626,600             39,294,086
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                                                                                                                   $   80,494,966
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AUTOMOTIVE - 1.0%
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Harman International Industries, Inc.                                                              383,570         $   31,115,198
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BIOTECHNOLOGY - 7.1%
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Actelion Ltd. (l)(n)                                                                                97,600         $   13,073,624
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Amgen, Inc. (n)                                                                                    458,400             31,139,112
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Celgene Corp. (l)(n)                                                                               535,400             21,785,426
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Gen-Probe, Inc. (n)                                                                                238,380             11,587,652
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Genentech, Inc. (l)(n)                                                                             348,000             28,716,960
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Genzyme Corp. (n)                                                                                  703,680             46,604,727
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Gilead Sciences, Inc. (l)(n)                                                                       361,890             22,943,826
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Millipore Corp. (l)(n)                                                                             624,640             40,089,395
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                                                                                                                   $  215,940,722
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BROADCASTING - 2.7%
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Grupo Televisa S.A., ADR (l)                                                                     1,103,800         $   21,016,352
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News Corp., "A"                                                                                  3,217,800             61,234,734
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                                                                                                                   $   82,251,086
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BROKERAGE & ASSET MANAGERS - 3.3%
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Charles Schwab Corp.                                                                             1,518,500         $   24,766,735
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Chicago Mercantile Exchange Holdings, Inc. (l)                                                     129,000             56,760,000
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Evercore Partners, Inc. (n)                                                                         83,610              2,403,788
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Goldman Sachs Group, Inc.                                                                          107,360             15,959,064
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                                                                                                                   $   99,889,587
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BUSINESS SERVICES - 6.3%
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Amdocs Ltd. (n)                                                                                    852,820         $   32,364,519
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CheckFree Corp. (n)                                                                                409,100             14,645,780
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Cognizant Technology Solutions Corp., "A" (n)                                                      387,800             27,111,098
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Corporate Executive Board Co.                                                                      246,710             21,621,664
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Equinix, Inc. (l)(n)                                                                               286,500             16,522,455
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First Data Corp.                                                                                 1,689,000             72,576,330
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Global Payments, Inc.                                                                              208,300              7,925,815
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                                                                                                                   $  192,767,661
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CHEMICALS - 1.9%
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Monsanto Co.                                                                                     1,232,000         $   58,446,080
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COMPUTER SOFTWARE - 3.7%
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Adobe Systems, Inc. (l)(n)                                                                       2,194,000         $   71,173,360
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Cognos, Inc. (n)                                                                                   299,700              9,746,244
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TIBCO Software, Inc. (n)                                                                         4,133,400             32,488,524
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                                                                                                                   $  113,408,128
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COMPUTER SOFTWARE - SYSTEMS - 2.0%
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Apple Computer, Inc. (n)                                                                           493,800         $   33,504,330
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Hewlett-Packard Co.                                                                                231,100              8,449,016
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MICROS Systems, Inc. (l)(n)                                                                        383,000             18,330,380
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                                                                                                                   $   60,283,726
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CONSTRUCTION - 0.5%
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CEMEX S.A. de C.V., ADR (n)                                                                        527,776         $   15,247,449
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CONSUMER GOODS & SERVICES - 4.4%
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Colgate-Palmolive Co.                                                                              609,500         $   36,484,670
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DeVry, Inc. (l)(n)                                                                                 621,400             13,888,290
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eBay, Inc. (n)                                                                                   1,024,000             28,528,640
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ITT Educational Services, Inc. (n)                                                                 342,900             22,662,261
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Monster Worldwide, Inc. (n)                                                                        391,800             15,961,932
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Strayer Education, Inc. (l)                                                                        166,290             17,526,966
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                                                                                                                   $  135,052,759
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ELECTRICAL EQUIPMENT - 2.2%
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Danaher Corp.                                                                                      125,500         $    8,319,395
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Rockwell Automation, Inc.                                                                          931,000             52,489,780
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W.W. Grainger, Inc. (l)                                                                             84,600              5,651,280
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                                                                                                                   $   66,460,455
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ELECTRONICS - 6.2%
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Intel Corp.                                                                                      1,009,200         $   19,719,768
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Linear Technology Corp.                                                                            382,000             12,991,820
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Marvell Technology Group Ltd. (n)                                                                2,375,400             41,593,254
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Nintendo Co. Ltd.                                                                                   39,300              8,065,661
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Samsung Electronics Co. Ltd., GDR                                                                  100,290             34,098,600
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SanDisk Corp. (n)                                                                                  906,100             53,387,412
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Xilinx, Inc. (l)                                                                                   875,700             20,027,259
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                                                                                                                   $  189,883,774
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ENERGY - INDEPENDENT - 1.4%
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CONSOL Energy, Inc.                                                                                383,700         $   13,993,539
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Occidental Petroleum Corp.                                                                         449,800             22,935,302
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Valero Energy Corp.                                                                                 90,000              5,166,000
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                                                                                                                   $   42,094,841
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FOOD & BEVERAGES - 2.5%
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General Mills, Inc.                                                                                 88,400         $    4,793,932
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Kellogg Co. (l)                                                                                    480,100             24,341,070
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PepsiCo, Inc.                                                                                      720,400             47,027,712
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                                                                                                                   $   76,162,714
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FOOD & DRUG STORES - 1.5%
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CVS Corp.                                                                                          322,700         $   10,826,585
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Kroger Co.                                                                                         607,700             14,469,337
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Safeway, Inc.                                                                                      421,700             13,043,181
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Walgreen Co.                                                                                       165,400              8,180,684
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                                                                                                                   $   46,519,787
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GAMING & LODGING - 2.9%
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International Game Technology                                                                      992,200         $   38,378,296
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Las Vegas Sands Corp. (n)                                                                          220,600             15,400,086
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Shuffle Master, Inc. (l)(n)                                                                        197,100              5,485,293
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Station Casinos, Inc. (l)                                                                          354,300             20,637,975
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Wynn Resorts Ltd. (l)(n)                                                                           114,300              8,847,963
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                                                                                                                   $   88,749,613
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GENERAL MERCHANDISE - 1.7%
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Costco Wholesale Corp. (l)                                                                         638,000         $   29,852,020
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Kohl's Corp. (l)(n)                                                                                268,400             16,777,684
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Wal-Mart de Mexico S.A. de C.V                                                                   1,343,141              4,593,386
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                                                                                                                   $   51,223,090
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HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
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UnitedHealth Group, Inc.                                                                           210,200         $   10,919,890
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INTERNET - 4.0%
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Baidu.com, Inc., ADR (l)(n)                                                                        139,000         $   10,800,300
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CNET Networks, Inc. (l)(n)                                                                         488,600              4,607,498
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Google, Inc., "A" (n)                                                                              141,060             53,395,442
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TENCENT Holdings Ltd.                                                                            3,190,000              6,972,991
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Yahoo!, Inc. (l)(n)                                                                              1,609,900             46,397,318
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                                                                                                                   $  122,173,549
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LEISURE & TOYS - 3.0%
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Electronic Arts, Inc. (l)(n)                                                                     1,438,700         $   73,330,539
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THQ, Inc. (l)(n)                                                                                   650,600             16,785,480
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                                                                                                                   $   90,116,019
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MACHINERY & TOOLS - 0.9%
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Deere & Co.                                                                                        177,000         $   13,823,700
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Precision Castparts Corp.                                                                          244,900             14,311,956
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                                                                                                                   $   28,135,656
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MAJOR BANKS - 0.5%
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Bank of New York Co., Inc.                                                                         415,000         $   14,006,250
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
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Caremark Rx, Inc.                                                                                  516,800         $   29,943,392
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MEDICAL EQUIPMENT - 4.9%
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Advanced Medical Optics, Inc. (l)(n)                                                             1,119,700         $   53,913,555
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Cytyc Corp. (l)(n)                                                                               2,242,011             53,561,643
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ResMed, Inc. (l)(n)                                                                                380,500             15,478,740
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St. Jude Medical, Inc. (l)(n)                                                                      603,400             21,969,794
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Thoratec Corp. (l)(n)                                                                              364,100              5,337,706
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                                                                                                                   $  150,261,438
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METALS & MINING - 1.0%
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BHP Billiton Ltd., ADR (l)                                                                         749,900         $   31,570,790
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NETWORK & TELECOM - 4.7%
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Cisco Systems, Inc. (n)                                                                          2,558,500         $   56,261,415
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Juniper Networks, Inc. (l)(n)                                                                    1,342,611             19,696,103
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NICE Systems Ltd., ADR (n)                                                                       1,041,860             26,004,826
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Nortel Networks Corp. (n)                                                                        7,731,500             16,158,835
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QUALCOMM, Inc.                                                                                     626,900             23,615,323
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                                                                                                                   $  141,736,502
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OIL SERVICES - 5.9%
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GlobalSantaFe Corp. (l)                                                                          1,023,880         $   50,395,374
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National-Oilwell Varco, Inc. (l)(n)                                                                289,600             18,910,880
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Noble Corp.                                                                                        383,400             25,070,526
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Schlumberger Ltd.                                                                                  901,300             55,249,690
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Smith International, Inc. (l)                                                                      621,980             26,104,501
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Transocean, Inc. (n)                                                                                43,100              2,876,925
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                                                                                                                   $  178,607,896
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OTHER BANKS & DIVERSIFIED FINANCIALS - 3.6%
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American Express Co.                                                                               761,200         $   39,993,448
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Moody's Corp.                                                                                      185,300             11,336,654
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State Street Corp.                                                                                 417,000             25,770,600
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UBS AG                                                                                             579,800             32,915,246
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                                                                                                                   $  110,015,948
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PHARMACEUTICALS - 6.5%
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Allergan, Inc.                                                                                     517,890         $   59,329,478
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Endo Pharmaceuticals Holdings, Inc. (n)                                                            183,000              6,044,490
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GlaxoSmithKline PLC                                                                              1,431,500             40,575,737
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Johnson & Johnson                                                                                  617,800             39,946,948
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Roche Holding AG                                                                                   273,830             50,501,526
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                                                                                                                   $  196,398,179
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POLLUTION CONTROL - 0.3%
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Waste Management, Inc.                                                                             263,100         $    9,019,068
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PRINTING & PUBLISHING - 0.2%
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Playboy Enterprises, Inc.,"B" (l)(n)                                                               554,620         $    5,279,982
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RAILROAD & SHIPPING - 0.5%
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CSX Corp.                                                                                          277,400         $    8,383,028
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Norfolk Southern Corp.                                                                             185,500              7,926,415
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                                                                                                                   $   16,309,443
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RESTAURANTS - 0.1%
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Texas Roadhouse, Inc., "A" (l)(n)                                                                  188,100         $    2,272,248
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SPECIALTY STORES - 1.1%
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Aeropostale, Inc. (l)(n)                                                                           378,000         $    9,601,200
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Chico's FAS, Inc. (l)(n)                                                                           328,800              6,063,072
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Submarino S.A.                                                                                     793,100             16,194,769
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                                                                                                                   $   31,859,041
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TELECOMMUNICATIONS - WIRELESS - 1.5%
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America Movil S.A. de C.V., "L", ADR                                                               826,720         $   30,844,923
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Rogers Communications, Inc., "B"                                                                   265,700             13,710,134
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                                                                                                                   $   44,555,057
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TELEPHONE SERVICES - 3.3%
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American Tower Corp., "A" (l)(n)                                                                 2,196,508         $   78,766,777
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AT&T, Inc. (l)                                                                                     400,300             12,461,339
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Level 3 Communications, Inc. (l)(n)                                                              2,190,600              9,704,358
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                                                                                                                   $  100,932,474
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TOBACCO - 0.8%
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Altria Group, Inc.                                                                                 305,400         $   25,510,062
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  TOTAL COMMON STOCKS                                                                                              $2,985,614,520
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PARTNERSHIPS - 0.0%
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REAL ESTATE - 0.0%
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Copley Partners 1 LP (n)(z)                                                                      3,000,000         $        5,280
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Copley Partners 2 LP (n)(z)                                                                      3,000,000                 55,830
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  TOTAL PARTNERSHIPS                                                                                               $       61,110
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SHORT-TERM OBLIGATIONS - 2.2%
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New Center Asset Trust, 5.27%, due 9/01/06 (y)                                                 $67,366,000         $   67,366,000
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COLLATERAL FOR SECURITIES LOANED - 9.9%
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Morgan Stanley Repurchase Agreement, 5.33%, dated 8/31/06, total to be received
$2,095,060 (secured by U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in an jointly traded account)                                                  2,094,750         $    2,094,750
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Navigator Securities Lending Prime Portfolio, at Net Asset Value                               297,431,037            297,431,037
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  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                           $  299,525,787
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  TOTAL INVESTMENTS(k)                                                                                             $3,352,567,417
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OTHER ASSETS, LESS LIABILITIES - (10.3)%                                                                             (311,763,812)
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  NET ASSETS - 100.0%                                                                                              $3,040,803,605
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(k) As of August 31, 2006, the fund had two securities that were fair valued, aggregating $61,110 and less than 0.01% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                         ACQUISITION        ACQUISITION       CURRENT        TOTAL % OF
SECURITY                                                    DATE               COST         MARKET VALUE     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Copley Partners 1 LP                                       12/02/86          $193,740          $5,280
Copley Partners 2 LP                                   10/01/86-8/09/91        35,340          55,830
-----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $61,110           0.0%
                                                                                              =========================

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING GROWTH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $3,226,135,822
                                                                 ==============
Gross unrealized appreciation                                    $  267,314,358
Gross unrealized depreciation                                      (140,882,763)
                                                                 --------------
      Net unrealized appreciation (depreciation)                 $  126,431,595
                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.